Other Financial Data (Tables)	12 Months Ended
Dec. 31, 2011
Other Financial Data
Other Income

Years ended December 31	2011	2010	2009

Equity earnings	$7	$18	$18
Realized gain (loss) on sale of investments	18	(2)	(1)
(Loss) gain on disposal of businesses	—	(4)	13
(Loss) gain on extinguishment of debt	(19)	(8)	5
Other	(1)	(4)	(1)

	$5	$—	$34

Components of Fixed assets, net

As of December 31	2011	2010

Software	$730	$662
Leasehold improvements	407	436
Furniture, fixtures and equipment	326	342
Computer equipment	274	245
Land and buildings	108	108
Automobiles	39	39
Construction in progress	87	45

	1,971	1,877
Less: Accumulated depreciation	1,188	1,096

Fixed assets, net	$783	$781